Operating Expenses (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Expenses [Abstract]
Compensation and employee benefits	[1]	$ 87,943	$ 98,350	$ 85,135
Other operating expenses	[2]	40,332	45,596	42,895
Cost of sales	[3]	37,224	41,881	59,657
Operating expenses		$ 165,499	$ 185,827	$ 187,687

[1]	Compensation and employee benefits included salaries, bonuses, commissions, post-employment benefits and charges arising from share-based compensation. The balance for the year ended December 31, 2019 included $1.0 million of expenses associated with a special payment to stock option holders, including associated benefit expenses (December 31, 2018 - $1.3 million, December 31, 2017 - $14.2 million).
[2]	Other operating expenses included general and administrative expenses, marketing expenses, in-orbit insurance expenses, professional fees and facility costs. The balance for year ended December 31, 2019 included $1.7 million of leases not capitalized due to exemptions and variable lease payments not included in the measurement of the leases liabilities.
[3]	Cost of sales included the cost of third-party satellite capacity, the cost of equipment sales and other costs directly attributable to fulfilling the Company's obligations under customer contracts.